Financial risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 58,245	$ 43,198
Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	4,229	4,762
Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities	3	16
Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	1,800	1,693
Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	52,213	36,727
Parent Entity
Assets pledged as collateral
Financial assets pledged to secure liabilities	55,117	43,061
Parent Entity | Cash
Assets pledged as collateral
Financial assets pledged to secure liabilities	4,052	4,625
Parent Entity | Cash deposit on stock borrowed
Assets pledged as collateral
Financial assets pledged to secure liabilities	3	16
Parent Entity | Securities (including certificates of deposit)
Assets pledged as collateral
Financial assets pledged to secure liabilities	1,800	1,693
Parent Entity | Securities pledged under repurchase agreements
Assets pledged as collateral
Financial assets pledged to secure liabilities	$ 49,262	$ 36,727